Lines of credit and loan facilities (Details) ¥ in Millions	Dec. 31, 2021 CNY (¥)
Lines of credit and loan facilities
Amount reserved for the issuance of bank acceptance	¥ 28,749
Amount reserved for bank guarantee	2,146
Unsecured revolving lines of credit
Lines of credit and loan facilities
Revolving lines of credit	¥ 115,281